Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss per Share [Abstract]
Net loss	$ (11,698)	$ (21,058)	$ (3,235)
Weighted average common shares outstanding - basic and diluted (in shares)	15,332,755	2,507,087	2,389,719
Net loss per common share - basic and diluted (in dollars per share)	$ (0.76)	$ (8.40)	$ (1.35)